Recent Developments	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Announcements made after June 30, 2013:

On July 12, 2013, Moody’s Investors Service (“Moody’s”) downgraded AngloGold Ashanti’s credit rating to Baa3 from Baa2. Moody’s also downgraded the Company’s senior unsecured debt.

On July 17, 2013, Standard & Poor’s (“S&P”) cut its long-term corporate credit rating on AngloGold Ashanti to BB+ from BBB- and its long and short-term South Africa national-scale ratings on AngloGold Ashanti to zaA/zaA-2 from zaAA-/zaA-1. It also lowered its issue rating on AngloGold’s senior unsecured notes to BB+ from BBB-.

On July 25, 2013, AngloGold Ashanti Holdings plc commenced a cash tender offer to purchase any and all of the outstanding $732.5 million 3.5 percent Guaranteed Convertible Bonds due May 2014 of AngloGold Ashanti Holdings Finance plc at a purchase price of $1,015 for each $1,000 principal amount of Bonds validly tendered. In addition, holders would receive, in respect of their Bonds that are accepted for purchase, accrued and unpaid interest on such Bonds up to, but excluding, the settlement date of the tender offer. The offer expired on August 21, 2013 and the Company purchased $725.9 million in aggregate principal amount of the Bonds, representing 99.1 percent of the total issuance.

On July 30, 2013, AngloGold Ashanti raised a corporate bond of $1,250 million at 8.5 percent interest per annum for general corporate purposes, including the repurchase or repayment of the $732.5 million 3.5 percent Guaranteed Convertible Bonds due May 2014. The funds raised over and above the settlement of the Guaranteed Convertible Bonds may be used to repay other corporate indebtedness.

On August 6, 2013, a settlement and enforcement agreement was signed between the Company and Thani Investments LLC ("TI") for the recovery of an outstanding loan of $39 million to Thani Ashanti Alliance Limited which had been guaranteed by TI and which had been fully impaired during 2012. The Company received the funds on August 13, 2013.

On August 7, 2013, the Company cancelled the full amount of the $750 million syndicated bridge loan facility entered into during February 2013.

On September 10, 2013, AngloGold Ashanti announced that AngloGold Ashanti Holdings Finance plc will pay and discharge the 6.00 percent Mandatory Convertible Subordinated Bonds due 2013 ("the Mandatory Convertible Bonds") on the maturity date (September 15, 2013) by delivering 18,140,000 million American Depository Shares, or ADSs, which represent an equivalent amount of the AngloGold Ashanti Limited common stock, and the cash equivalent of 177,859 shares of AngloGold Ashanti Limited as determined in the manner set out in the indenture governing the Mandatory Convertible Bonds.